RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Abstract]
Amounts due from related parties, current	$ 19,449	$ 4,735
Amounts due to related parties, current	42,613	34,990
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee and license fee to	110,686	122,234	$ 96,713
Services provided by	23,352	19,005	13,066
Issuance of convertible notes to	0	0	50,000
Interest expense to	0	563	2,092
Conversion of convertible notes (principal amount) by	0	100,000	$ 0
Amounts due from related parties, current	553	477
Amounts due to related parties, current	$ 38,416	$ 34,970